STOCKHOLDERS’ (DEFICIT) (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 06, 2023	Jan. 25, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000		1,000,000		1,000,000	1,000,000
Conversion Price			$ 0.50		$ 0.50		$ 0.50
Original issue price			$ 25		$ 25		$ 25
Stock-based compensation expense			$ 0	$ 77,910	$ (0)	$ 233,730	$ 246,715	$ 376,565
Unrecognized costs			0		0		0	246,715
Intrinsic value outstanding			0		0		0
Intrinsic value exercisable			$ 0		$ 0		$ 0
Issuance of common stock as a license fee								$ 618,489
Equity Option [Member]
Class of Stock [Line Items]
Number of stock options granted							1,000,000
Exercise price			$ 0.85		$ 0.85		$ 0.85	$ 0.85	$ 0
Equity Option [Member] | Consultants [Member]
Class of Stock [Line Items]
Number of stock options granted								1,000,000
Exercise price								$ 0.85
2023 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares sold	5,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated			30,000		30,000		30,000	30,000
Common Shares [Member]
Class of Stock [Line Items]
Conversion Price		$ 0.50
Number of stock issued		1,236,979
Issuance of common stock as a license fee		$ 618,489